Deposits (Table)	12 Months Ended
Dec. 31, 2023
Deposits
Schedule of maturity distribution of time deposits
2024	$107,054,436
2025	5,185,979
2026	6,441,015
2027	3,649,598
2028	1,689,799
Total time deposits	$124,020,827